ASSETS CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2018
ASSETS CLASSIFIED AS HELD FOR SALE [abstract]
Disclosure of assets classified as held for sale

ASSETS CLASSIFIED AS HELD FOR SALE

By April 19, 2018, with the approval of the board of directors, the Group entered into an irrevocable land use right transfer agreement with the Guangzhou Land Development Center ("GLDC"), transferring the land to GLDC, and the transfer price was RMB1,304,717,000. The transfer of assets was not completed in 2018 and the Group received RMB587,123,000 from GLDC in advance (Note 28).